Income Taxes (Details 2) (USD $)	12 Months Ended				12 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Deferred tax liabilities recorded for intangibles and fixed assets Surgical Services (previously, Emergent Group)	Jan. 03, 2012 Deferred tax liabilities recorded for intangibles and fixed assets Florida-based surgical laser equipment service provider	Jan. 03, 2012 Year-to-date losses	Dec. 31, 2011 Year-to-date losses
Valuation allowance
Valuation allowance			$ 12,000,000
Change in valuation allowance					(9,000,000)	(3,400,000)	14,100,000	12,000,000
Reconciliation of beginning and ending amount of unrecognized tax benefit
Balance at the beginning of the period	3,753,000	2,100,000		2,100,000
Gross increases for tax positions	45,000	1,653,000
Balance at the end of the period	3,798,000	3,753,000		2,100,000
Unrecognized tax benefits, if recognized would decrease the effective tax rate	$ 3,100,000